Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lakeshore Capital, LLC
Address: 3755 Corporate Woods Drive, Suite 200

         Birmingham, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     July 30, 2008



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $88,789 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     7088    94711 SH       SOLE                    91391              3320
                                                                82     1100 SH       OTHER                     100              1000
Apache Corp.                   COM              037411105     4387    31564 SH       SOLE                    30404              1160
                                                                73      525 SH       OTHER                                       525
Banco Bilbao Vizcaya Argentina COM              05946k101      242    12761 SH       SOLE                    12761
Bb&t Corporation               COM              054937107     4641   203830 SH       SOLE                   196630              7200
                                                               120     5251 SH       OTHER                    2980              2271
Berkshire Hathaway-B           COM              084670207      337       84 SH       SOLE                       76                 8
Blackrock MuniVest Fund Inc.   COM              09253r105      161    18885 SH       SOLE                    18885
                                                               155    18150 SH       OTHER                   18150
Capital One Financial Corp     COM              14040H105     1286    33840 SH       SOLE                    32360              1480
                                                                10      250 SH       OTHER                                       250
Chevrontexaco Corp             COM              166764100     6345    64002 SH       SOLE                    61892              2110
                                                               540     5444 SH       OTHER                     700              4744
Colonial Prop Trust            COM              195872106      237    11850 SH       SOLE                    11850
Conocophillips                 COM              20825C104     5722    60616 SH       SOLE                    58493              2123
                                                                51      541 SH       OTHER                                       541
Csx Corp.                      COM              126408103      188     3000 SH       SOLE                     3000
                                                                63     1000 SH       OTHER                                      1000
Duke Energy Corp               COM              26441C105     2637   151703 SH       SOLE                   146128              5575
                                                                52     3000 SH       OTHER                    1000              2000
Eagle Bancorp Inc.             COM              268948106      144    15616 SH       SOLE                    15416               200
                                                                 5      509 SH       OTHER                                       509
Encana Corp                    COM              292505104     4955    54491 SH       SOLE                    52536              1955
                                                                18      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102       99     1120 SH       SOLE                     1120
                                                               115     1300 SH       OTHER                     800               500
Firstmerit Corp.               COM              337915102      304    18616 SH       SOLE                    18616
Freddie Mac                    COM              313400301     1264    77071 SH       SOLE                    74096              2975
                                                                 5      300 SH       OTHER                     300
Hewlett-Packard Co             COM              428236103     5025   113658 SH       SOLE                   109482              4176
                                                                31      700 SH       OTHER                     200               500
Mdu Resources Group            COM              552690109     6257   179489 SH       SOLE                   172880              6609
                                                               109     3125 SH       OTHER                     875              2250
Merck & Co Inc                 COM              589331107     3326    88251 SH       SOLE                    84788              3463
                                                                34      900 SH       OTHER                     900
Microsoft Corp.                COM              594918104      205     7464 SH       SOLE                     7464
Middleburg Financial Corp      COM              596094102      259    13500 SH       SOLE                    13300               200
                                                                14      750 SH       OTHER                                       750
Nabors Industries Ltd.         COM              G6359F103     4435    90090 SH       SOLE                    86495              3595
                                                                10      200 SH       OTHER                     200
PNC Financial Services         COM              693475105     3467    60712 SH       SOLE                    58479              2233
                                                                67     1180 SH       OTHER                     407               773
Pepsico Inc                    COM              713448108      203     3190 SH       SOLE                     3190
Philip Morris Intl Inc         COM              718172109      232     4700 SH       SOLE                     4700
                                                               173     3500 SH       OTHER                                      3500
Plum Creek Timber Co           COM              729251108     3480    81476 SH       SOLE                    78560              2916
                                                                56     1320 SH       OTHER                    1320
Rayonier Inc                   COM              754907103     4237    99783 SH       SOLE                    96231              3552
                                                               142     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103      991    45420 SH       SOLE                    43460              1960
                                                                11      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     2511    87386 SH       SOLE                    84335              3051
                                                                63     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104     3602    61410 SH       SOLE                    61410
Vulcan Materials Co            COM              929160109      359     6000 SH       SOLE                     6000
Washington Real Estate         COM              939653101     4701   156440 SH       SOLE                   150778              5662
                                                               113     3750 SH       OTHER                    2200              1550
John Han Bk & Thrift Opp Fd    ETF              409735107     1830   401308 SH       SOLE                   387488             13820
                                                                53    11700 SH       OTHER                   10700              1000
Colonial Pptys TR PFD 1/10 SER PFD              195872403      832    35400 SH       SOLE                    34400              1000
                                                                12      500 SH       OTHER                                       500
PLC Capital Trust III TOPRS 7. PFD              69340m204      624    28900 SH       SOLE                    27900              1000